RELATED PARTIES - Schedule of outstanding balances with related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
ASSETS
Total Assets	$ 1,928	$ 1,836
Liabilities
Total Liabilities	336	408
Contract assets (Jet Talk)
ASSETS
Total Assets	1,846	1,679
Jet Talk
ASSETS
Total Assets	82	157
Liabilities
Total Liabilities	0	53
Raysat Israel Ltd.
Liabilities
Total Liabilities	117	160
Ilan Gat Engineers Ltd
Liabilities
Total Liabilities	119	95
Management Bonus Accrued
Liabilities
Total Liabilities	$ 100	$ 100